Darin Smith Lead Director and Associate General Counsel (tele no.) (319) 573-2676

1290 Avenue of the Americas

New York, NY 10104

July 31, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company

Post-Effective Amendment No. 74 to the Registration Statement on Form N-4

File Nos. 333-64749 and 811-07659

CIK # 0001015570

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”) we are filing herewith a prospectus supplement (“Supplement”) as Post-Effective Amendment No. 74 to AXA Equitable’s Form N-4 Registration Statement under the Securities Act of 1933 and Amendment No. 356 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 with respect to Separate Account No. 49 of AXA Equitable.

This Supplement describes an offer we intend to make to contract owners in connection with certain guaranteed benefits offered by the contract. More specifically, AXA Equitable is offering contract owners a special credit amount in return for either terminating the guaranteed minimum income benefit (and guaranteed minimum death benefit, earnings enhancement benefit, and the availability of the standard death benefit) or, if a contract owner is qualified, by reducing the GMIB, GMDB, EEB and the availability of the standard death benefit all by 50%. Contract owners are not required to accept the offer or take any other action under the contract. If the contract owner does not accept either offer, his or her contract will continue unchanged.

Financial statements, exhibits and other financial information will be provided in a subsequent post-effective amendment.

Please contact the undersigned at (319) 573-2676 or Dodie Kent of Sutherland Asbill & Brennan LLP at (212) 389-5080 if you have any questions.

Very truly yours,

/s/ Darin Smith
Darin Smith

cc: Dodie Kent, Esq.